Related parties transactions	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related parties transactions	Related parties transactions
Executive officers
The following table summarizes compensation information for key management personnel:

($ millions)	2022	2021	2020
Cash and other compensation	18.7	19.3	12.8
Post-employment benefits	0.9	0.9	1.1
Equity-based compensation	22.4	20.9	9.2
Total	42.0	41.1	23.1